Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of net income (loss) per share presented in the condensed statement of operations

For the year ended
December 31, 2021
Net Loss	$(421,194)
Accretion of temporary equity into redemption value	$(5,262,944)
Net loss including accretion of equity into redemption value	$(5,684,138)

Schedule of net income (loss) per share

	For the three months ended June 30, 2022		For the three months ended June 30, 2021
	Redeemable shares	Non-redeemable shares	Redeemable shares	Non-redeemable shares
Basic and Diluted net income (loss) per share:
Numerators:
Allocation of net losses included accretion	$(122,093)	$(36,095)	$(1,600,629)	$(1,799,640)
Accretion of temporary equity to redemption value	6,024	—	3,363,085	—
Allocation of net income (loss)	$(116,069)	$(36,095)	$1,762,456	$(1,799,640)

Denominators:
Weighted-average shares outstanding	5,091,196	1,505,079	1,153,846	1,297,308
Basic and diluted net income (loss) per share	$(0.02)	(0.02)	$1.53	$(1.39)

	For the six months ended June 30, 2022		For the six months ended June 30, 2021
	Redeemable shares	Non-redeemable shares	Redeemable shares	Non-redeemable shares
Basic and Diluted net income (loss) per share:
Numerators:
Allocation of net losses included accretion	$(462,163)	$(136,626)	$(1,063,020)	$(2,339,454)
Accretion of temporary equity to redemption value	6,024	—	3,363,085
Allocation of net income (loss)	$(456,139)	$(136,626)	$2,300,065	$(2,339,454)

Denominators:
Weighted-average shares outstanding	5,091,196	1,505,079	580,110	1,276,685
Basic and diluted net income (loss) per share	$(0.09)	$(0.09)	$3.96	$(1.83)

Schedule of Net Income/Loss Basic and Diluted
	For the year ended
	December 31,2021
	Redeemable shares	Non-redeemable shares
Basic and diluted net income/(loss) per share:
Numerators:
Allocation of net loss including accretion of temporary equity	$(3,819,798)	$(1,864,341)
Accretion of temporary equity to redemption value	$5,262,944	—
Allocation of net income/(loss)	$1,443,146	$(1,864,341)

Denominators:
Weighted-average shares outstanding	2,842,785	1,387,487
Basic and diluted net income/(loss) per share	$0.51	(1.34)

Schedule of net income (loss)

	For the three months ended		For the six months ended
	June 30,		June 30,
	2022	2021	2022	2021
Net loss	$(152,162)	$(37,184)	$(592,765)	$(39,389)
Accretion of temporary equity to redemption value	(6,024)	(3,363,085)	(6,024)	(3,363,085)
Net loss including accretion of temporary equity to redemption value	$(158,186)	$(3,400,269)	$(598,789)	$(3,402,474)